Consolidated Balance Sheets (Parentheticals) $ in Thousands	Dec. 31, 2020 USD ($) shares	Dec. 31, 2020 ₪ / shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2019 ₪ / shares
Statement of Financial Position [Abstract]
Trade receivables net of allowance for doubtful accounts (in Dollars) | $	$ 3,967		$ 3,810
Ordinary stock, par value (in New Shekels per share) | ₪ / shares		₪ 0.1		₪ 0.1
Ordinary stock, shares authorized	50,000,000		50,000,000
Ordinary stock, shares issued	49,035,055		48,939,538
Ordinary stock, shares outstanding	49,035,055		48,939,538